Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation - Classification and Measurement of Financial Assets and Other Items Subject to ECL Under IFRS 9 and IAS 39 (Parenthetical) (Detail) - CNY (¥)
		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018
Disclosure of financial assets [line items]
Reclassified from investments to equity instruments at FVTOCI		¥ 852,000,000
Additional credit loss allowance	¥ 920,000,000
Increase (decrease) due to changes in accounting policy	203,000,000	¥ 863,000,000
12-month expected credit losses [member]
Disclosure of financial assets [line items]
Significant increase in credit risk	0
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Fir value gain loss on investments	674,000,000
Financial assets measured at fair value through other comprehensive income, category [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Reclassified from investments to equity instruments at FVTOCI	1,154,000,000
Financial assets measured at fair value through other comprehensive income, category [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Unquoted equity investments	¥ 185,000,000